Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.)	12 Months Ended
Dec. 31, 2020
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Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.)
Note 23    Information Provided in Connection with Investments in Deferred Annuity Contracts and
Signature
Notes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.)
The following condensed consolidated financial information, presented in accordance with IFRS, and the related disclosure have been included in these Consolidated Financial Statements with respect to JHUSA in compliance with Regulation
S-
X
and Rule
12h-5
of the United States Securities and Exchange Commission (the “Commission”). These financial statements are incorporated by reference in the MFC and its subsidiaries registration statements that are described below and which relate to MFC’s guarantee of certain securities to be issued by its subsidiaries.

JHUSA maintains a book of deferred annuity contracts that feature a market value adjustment, some of which are registered with the Commission. The deferred annuity contracts may contain variable investment options along with fixed investment period options, or may offer only fixed investment period options. The fixed investment period options enable the participant to invest fixed amounts of money for fixed terms at fixed interest rates, subject to a market value adjustment if the participant desires to terminate a fixed investment period before its maturity date. The annuity contract provides for the market value adjustment to keep the parties whole with respect to the fixed interest bargain for the entire fixed investment period. These fixed investment period options that contain a market value adjustment feature are referred to as “MVAs”.
JHUSA may also sell medium-term notes to retail investors under its
Signature
Notes program.
Effective December 31, 2009, John Hancock Variable Life Insurance Company (the “Variable Company”) and John Hancock Life Insurance Company (the “Life Company”) merged with and into JHUSA. In connection with the mergers, JHUSA assumed the Variable Company’s rights and obligations with respect to the MVAs issued by the Variable Company and the Life Company’s rights and obligations with respect to the
Signature
Notes issued by the Life Company.
MFC fully and unconditionally guaranteed the payment of JHUSA’s obligations under the MVAs and under the
Signature
Notes (including the MVAs and
Signature
Notes assumed by JHUSA in the merger), and such MVAs and the
Signature
Notes were registered with the Commission. The
Signature
Notes and MVAs assumed or issued by JHUSA are collectively referred to in this note as the “Guaranteed Securities”. JHUSA is, and each of the Variable Company and the Life Company was, a wholly owned subsidiary of MFC.
MFC’s guarantees of the Guaranteed Securities are unsecured obligations of MFC and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other guarantees or obligations of MFC which by their terms are designated as ranking equally in right of payment with or subordinate to MFC’s guarantees of the Guaranteed Securities.
The laws of the State of New York govern MFC’s guarantees of the
Signature
Notes issued or assumed by JHUSA and the laws of the Commonwealth of Massachusetts govern MFC’s guarantees of the MVAs issued or assumed by JHUSA. MFC has consented to the jurisdiction of the courts of New York and Massachusetts. However, because a substantial portion of MFC’s assets are located outside the United States, the assets of MFC located in the United States may not be sufficient to satisfy a judgment given by a federal or state court in the United States to enforce the subordinate guarantees. In general, the federal laws of Canada and the laws of the Province of Ontario, where MFC’s principal executive offices are located, permit an action to be brought in Ontario to enforce such a judgment provided that such judgment is subsisting and unsatisfied for a fixed sum of money and not void or voidable in the United States and a Canadian court will render a judgment against MFC in a certain dollar amount, expressed in Canadian dollars, subject to customary qualifications regarding fraud, violations of public policy, laws limiting the enforcement of creditor’s rights and applicable statutes of limitations on judgments. There is currently no public policy in effect in the Province of Ontario that would support avoiding the recognition and enforcement in Ontario of a judgment of a New York or Massachusetts court on MFC’s guarantees of the
Signature
Notes issued or assumed by JHUSA or a Massachusetts court on guarantees of the MVAs issued or assumed by JHUSA.
MFC is a holding company. MFC’s assets primarily consist of investments in its subsidiaries. MFC’s cash flows primarily consist of dividends and interest payments from its operating subsidiaries, offset by expenses and shareholder dividends and MFC stock repurchases. As a holding company, MFC’s ability to meet its cash requirements, including, but not limited to, paying any amounts due under its guarantees, substantially depends upon dividends from its operating subsidiaries.
These subsidiaries are subject to certain regulatory restrictions under laws in Canada, the United States and certain other countries, which may limit their ability to pay dividends or make contributions or loans to MFC. For example, some of MFC’s subsidiaries are subject to restrictions prescribed by the ICA on their ability to declare and pay dividends. The restrictions related to dividends imposed by the ICA are described in note 12.
In the United States, insurance laws in Michigan, New York, and Massachusetts, the jurisdictions in which certain of MFC’s U.S. insurance company subsidiaries are domiciled, impose general limitations on the payment of dividends and other upstream distributions or loans by these insurance subsidiaries. These limitations are described in note 12.
In Asia, the insurance laws of the jurisdictions in which MFC operates either provide for specific restrictions on the payment of dividends or other distributions or loans by subsidiaries or impose solvency or other financial tests, which could affect the ability of subsidiaries to pay dividends in certain circumstances.
There can be no assurance that any current or future regulatory restrictions in Canada, the United States or Asia will not impair MFC’s ability to meet its cash requirements, including, but not limited to, paying any amounts due under its guarantees
.
The following condensed consolidated financial information, presented in accordance with IFRS, reflects the effects of the mergers and is provided in compliance with Regulation
S-
X
and in accordance with Rule
12h-5
of the Commission.

Condensed Consolidated Statement of Financial Position

As at December 31, 2020	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$47	$112,735	$298,524	$(329)	$410,977
Investments in unconsolidated subsidiaries	64,209	8,078	17,194	(89,481)	–
Reinsurance assets	–	65,731	11,172	(31,067)	45,836
Other assets	210	25,489	52,648	(22,247)	56,100
Segregated funds net assets	–	191,955	178,224	(2,743)	367,436
Total assets	$64,466	$403,988	$557,762	$(145,867)	$880,349
Liabilities and equity
Insurance contract liabilities	$–	$167,453	$249,909	$(31,808)	$385,554
Investment contract liabilities	–	1,208	2,081	(1)	3,288
Other liabilities	718	25,594	52,761	(22,001)	57,072
Long-term debt	6,164	–	–	–	6,164
Capital instruments	5,249	584	1,996	–	7,829
Segregated funds net liabilities	–	191,955	178,224	(2,743)	367,436
Shareholders’ equity	52,335	17,194	72,120	(89,314)	52,335
Participating policyholders’ equity	–	–	(784)	–	(784)
Non-controlling interests	–	–	1,455	–	1,455
Total liabilities and equity	$64,466	$403,988	$557,762	$(145,867)	$880,349
Condensed Consolidated Statement of Financial Position

As at December 31, 2019	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$21	$107,746	$271,100	$(340)	$378,527
Investments in unconsolidated subsidiaries	57,068	7,467	16,983	(81,518)	–
Reinsurance assets	–	61,310	10,080	(29,944)	41,446
Other assets	406	20,859	45,111	(20,327)	46,049
Segregated funds net assets	–	181,982	162,845	(1,719)	343,108
Total assets	$57,495	$379,364	$506,119	$(133,848)	$809,130
Liabilities and equity
Insurance contract liabilities	$–	$157,398	$224,378	$(30,615)	$351,161
Investment contract liabilities	–	1,091	2,014	(1)	3,104
Other liabilities	537	21,311	48,226	(20,086)	49,988
Long-term debt	4,543	–	–	–	4,543
Capital instruments	3,277	599	3,244	–	7,120
Segregated funds net liabilities	–	181,982	162,845	(1,719)	343,108
Shareholders’ equity	49,138	16,983	64,444	(81,427)	49,138
Participating policyholders’ equity	–	–	(243)	–	(243)
Non-controlling interests	–	–	1,211	–	1,211
Total liabilities and equity	$57,495	$379,364	$506,119	$(133,848)	$809,130

Condensed Consolidated Statement of Income

For the year ended December 31, 2020	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Gross premiums	$–	$8,057	$34,459	$(1,108)	$41,408
Premiums ceded to reinsurers	–	(6,585)	(3,014)	1,108	(8,491)
Net premium income	–	1,472	31,445	–	32,917
Net investment income (loss)	542	14,204	21,727	(1,073)	35,400
Net other revenue	5	2,869	12,884	(5,167)	10,591
Total revenue	547	18,545	66,056	(6,240)	78,908
Contract benefits and expenses
Net benefits and claims	–	14,804	44,293	(3,862)	55,235
Commissions, investment and general expenses	17	3,146	13,573	(1,396)	15,340
Other expenses	434	230	1,880	(982)	1,562
Total contract benefits and expenses	451	18,180	59,746	(6,240)	72,137
Income (loss) before income taxes	96	365	6,310	–	6,771
Income tax (expense) recovery	(26)	54	(1,223)	–	(1,195)
Income (loss) after income taxes	70	419	5,087	–	5,576
Equity in net income (loss) of unconsolidated subsidiaries	5,801	1,344	1,763	(8,908)	–
Net income (loss)	$5,871	$1,763	$6,850	$(8,908)	$5,576
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$250	$–	$250
Participating policyholders	–	–	(545)	–	(545)
Shareholders	5,871	1,763	7,145	(8,908)	5,871
	$5,871	$1,763	$6,850	$(8,908)	$5,576
Condensed Consolidated Statement of Income

For the year ended December 31, 2019	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Gross premiums	$–	$8,599	$33,620	$(1,160)	$41,059
Premiums ceded to reinsurers	–	(3,575)	(3,066)	1,160	(5,481)
Net premium income	–	5,024	30,554	–	35,578
Net investment income (loss)	355	12,128	22,108	(998)	33,593
Net other revenue	16	2,866	11,447	(3,930)	10,399
Total revenue	371	20,018	64,109	(4,928)	79,570
Contract benefits and expenses
Net benefits and claims	–	17,133	41,220	(2,438)	55,915
Commissions, investment and general expenses	20	3,299	13,938	(1,530)	15,727
Other expenses	421	206	2,041	(960)	1,708
Total contract benefits and expenses	441	20,638	57,199	(4,928)	73,350
Income (loss) before income taxes	(70)	(620)	6,910	–	6,220
Income tax (expense) recovery	18	347	(1,083)	–	(718)
Income (loss) after income taxes	(52)	(273)	5,827	–	5,502
Equity in net income (loss) of unconsolidated subsidiaries	5,654	772	499	(6,925)	–
Net income (loss)	$5,602	$499	$6,326	$(6,925)	$5,502
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$233	$–	$233
Participating policyholders	–	2	(333)	(2)	(333)
Shareholders	5,602	497	6,426	(6,923)	5,602
	$5,602	$499	$6,326	$(6,925)	$5,502

Consolidated Statement of Cash Flows

For the year ended December 31, 2020	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$5,871	$1,763	$6,850	$(8,908)	$5,576
Adjustments:
Equity in net income of unconsolidated subsidiaries	(5,801)	(1,344)	(1,763)	8,908	–
Increase (decrease) in insurance contract liabilities	–	11,937	25,045	–	36,982
Increase (decrease) in investment contract liabilities	–	48	130	–	178
(Increase) decrease in reinsurance assets excluding coinsurance transactions	–	(3,133)	759	–	(2,374)
Amortization of (premium) discount on invested assets	–	54	100	–	154
Other amortization	7	145	504	–	656
Net realized and unrealized (gains) losses and impairment on assets	1	(9,420)	(13,102)	–	(22,521)
Deferred income tax expense (recovery)	25	(784)	1,039	–	280
Stock option expense	–	3	11	–	14
Cash provided by (used in) operating activities before undernoted items	103	(731)	19,573	–	18,945
Dividends from unconsolidated subsidiary	3,000	411	1,270	(4,681)	–
Changes in policy related and operating receivables and payables	91	8,459	(7,447)	–	1,103
Cash provided by (used in) operating activities	3,194	8,139	13,396	(4,681)	20,048
Investing activities
Purchases and mortgage advances	–	(34,392)	(77,589)	–	(111,981)
Disposals and repayments	–	29,635	69,215	–	98,850
Changes in investment broker net receivables and payables	–	(431)	(586)	–	(1,017)
Investment in common shares of subsidiaries	(4,483)	–	–	4,483	–
Capital contribution to unconsolidated subsidiaries	–	(1)	–	1	–
Return of capital from unconsolidated subsidiaries	–	22	–	(22)	–
Notes receivable from parent	–	–	1,501	(1,501)	–
Notes receivable from subsidiaries	1,494	–	–	(1,494)	–
Cash provided by (used in) investing activities	(2,989)	(5,167)	(7,459)	1,467	(14,148)
Financing activities
Issue of long-term debt, net	2,455	–	–	–	2,455
Redemption of long-term debt	(652)	–	–	–	(652)
Issue of capital instruments, net	1,990	–	–	–	1,990
Redemption of capital instruments	–	–	(1,250)	–	(1,250)
Secured borrowings	–	709	667	–	1,376
Change in repurchase agreements and securities sold but not yet purchased	–	–	24	–	24
Changes in deposits from Bank clients, net	–	–	(579)	–	(579)
Lease payments	–	(9)	(125)	–	(134)
Shareholders’ dividends paid in cash	(2,340)	–	–	–	(2,340)
Dividends paid to parent	–	(1,270)	(3,411)	4,681	–
Common shares repurchased	(253)	–	–	–	(253)
Common shares issued, net	36	–	4,483	(4,483)	36
Contributions from (distributions to) non-controlling interests, net	–	–	(10)	–	(10)
Capital contributions by parent	–	–	1	(1)	–
Return of capital to parent	–	–	(22)	22	–
Notes payable to parent	–	–	(1,494)	1,494	–
Notes payable to subsidiaries	(1,501)	–	–	1,501	–
Cash provided by (used in) financing activities	(265)	(570)	(1,716)	3,214	663
Cash and short-term securities
Increase (decrease) during the year	(60)	2,402	4,221	–	6,563
Effect of foreign exchange rate changes on cash and short-term securities	85	(59)	(554)	–	(528)
Balance, beginning of year	22	2,564	16,962	–	19,548
Balance, end of year	47	4,907	20,629	–	25,583
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	22	3,058	17,220	–	20,300
Net payments in transit, included in other liabilities	–	(494)	(258)	–	(752)
Net cash and short-term securities, beginning of year	22	2,564	16,962	–	19,548
End of year
Gross cash and short-term securities	47	5,213	20,907	–	26,167
Net payments in transit, included in other liabilities	–	(306)	(278)	–	(584)
Net cash and short-term securities, end of year	$47	$4,907	$20,629	$–	$25,583
Supplemental disclosures on cash flow information:
Interest received	$522	$4,334	$7,992	$(1,112)	$11,736
Interest paid	426	109	1,765	(1,112)	1,188
Income taxes paid (refund)	(2)	721	639	–	1,358

Consolidated Statement of Cash Flows

For the year ended December 31, 2019	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$5,602	$499	$6,326	$(6,925)	$5,502
Adjustments:
Equity in net income of unconsolidated subsidiaries	(5,654)	(772)	(499)	6,925	–
Increase (decrease) in insurance contract liabilities	–	11,381	22,346	–	33,727
Increase (decrease) in investment contract liabilities	–	51	119	–	170
(Increase) decrease in reinsurance assets excluding coinsurance transactions	–	(1,236)	679	–	(557)
Amortization of (premium) discount on invested assets	–	40	77	–	117
Other amortization	5	118	503	–	626
Net realized and unrealized (gains) losses and impairment on assets	(12)	(7,105)	(13,148)	–	(20,265)
Deferred income tax expense (recovery)	(18)	(192)	(244)	–	(454)
Stock option expense	–	(1)	12	–	11
Cash provided by (used in) operating activities before undernoted items	(77)	2,783	16,171	–	18,877
Dividends from unconsolidated subsidiary	3,000	623	1,123	(4,746)	–
Changes in policy related and operating receivables and payables	(39)	(146)	1,850	–	1,665
Cash provided by (used in) operating activities	2,884	3,260	19,144	(4,746)	20,542
Investing activities
Purchases and mortgage advances	–	(24,898)	(55,712)	–	(80,610)
Disposals and repayments	–	22,324	43,009	–	65,333
Changes in investment broker net receivables and payables	–	631	528	–	1,159
Investment in common shares of subsidiaries	(404)	–	–	404	–
Net cash flows from acquisition and disposal of subsidiaries and businesses	–	–	288	–	288
Capital contribution to unconsolidated subsidiaries	–	(1)	–	1	–
Return of capital from unconsolidated subsidiaries	–	177	–	(177)	–
Notes receivable from parent	–	–	(157)	157	–
Notes receivable from subsidiaries	(1)	13	–	(12)	–
Cash provided by (used in) investing activities	(405)	(1,754)	(12,044)	373	(13,830)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	–	–	266	–	266
Redemption of capital instruments	–	–	(1,500)	–	(1,500)
Secured borrowings	–	–	107	–	107
Changes in deposits from Bank clients, net	–	–	1,819	–	1,819
Lease payments	–	(8)	(109)	–	(117)
Shareholders’ dividends paid in cash	(1,398)	–	–	–	(1,398)
Contributions from (distributions to) non-controlling interests, net	–	–	(22)	–	(22)
Common shares repurchased	(1,339)	–	–	–	(1,339)
Common shares issued, net	104	–	404	(404)	104
Dividends paid to parent	–	(1,123)	(3,623)	4,746	–
Capital contributions by parent	–	–	1	(1)	–
Return of capital to parent	–	–	(177)	177	–
Notes payable to parent	–	–	(12)	12	–
Notes payable to subsidiaries	157	–	–	(157)	–
Cash provided by (used in) financing activities	(2,476)	(1,131)	(2,846)	4,373	(2,080)
Cash and short-term securities
Increase (decrease) during the year	3	375	4,254	–	4,632
Effect of foreign exchange rate changes on cash and short-term securities	(2)	(128)	(336)	–	(466)
Balance, beginning of year	21	2,317	13,044	–	15,382
Balance, end of year	22	2,564	16,962	–	19,548
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	21	2,783	13,411	–	16,215
Net payments in transit, included in other liabilities	–	(466)	(367)	–	(833)
Net cash and short-term securities, beginning of year	21	2,317	13,044	–	15,382
End of year
Gross cash and short-term securities	22	3,058	17,220	–	20,300
Net payments in transit, included in other liabilities	–	(494)	(258)	–	(752)
Net cash and short-term securities, end of year	$22	$2,564	$16,962	$–	$19,548
Supplemental disclosures on cash flow information:
Interest received	$422	$4,252	$7,823	$(948)	$11,549
Interest paid	423	83	1,741	(948)	1,299
Income taxes paid (refund)	–	(788)	892	–	104